Transactions with non-controlling interests - Huizhou Pengai (Details) - Huizhou Pengai Aesthetic Medical Hospital Co., Ltd. - CNY (¥)			12 Months Ended
	Sep. 12, 2022	Sep. 13, 2021	Dec. 31, 2022	Dec. 31, 2021
Carrying amount of non-controlling interests acquired				¥ 140,000
Consideration paid for non-controlling interests		¥ 360,000		360,000
Gain on acquisition within equity				¥ 220,000
Proportion of equity interest held (as a percent)	65.50%	67.50%	67.50%	67.50%
Equity Interest Purchase
Increase in equity interest		2.00%